CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income (Loss)	$ (34,339)	$ (55,007)
Foreign currency translation differences for foreign operations		(54)
Comprehensive Income (Loss)	(34,339)	(55,061)
Total comprehensive income (loss) attributable to: Shareholders of the Company	(34,242)	(54,776)
Total comprehensive income (loss) attributable to: Non-controlling interest	(97)	(285)
Total Comprehensive Income (Loss)	$ (34,339)	$ (55,061)